Investments And Fair Value Measurements (Short-Term Investments) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Short-term investments	$ 3,638	$ 3,412	$ 3,718
Overnight Investments, Time Deposits And Repurchase Agreements [Member]
Schedule of Investments [Line Items]
Short-term investments		308	131
Corporate And Bank Notes [Member]
Schedule of Investments [Line Items]
Short-term investments		2,121	1,808
U.S. Government Agency Mortgages [Member]
Schedule of Investments [Line Items]
Short-term investments		545	502
U.S. Government Agency Notes [Member]
Schedule of Investments [Line Items]
Short-term investments			0
Commingled Funds [Member]
Schedule of Investments [Line Items]
Short-term investments		435	1,274
Other [Member]
Schedule of Investments [Line Items]
Short-term investments		$ 3	$ 3